Consolidated Statements of Cash Flows (Cash and cash equivalents) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents is represented by:
Cash	$ 3,159	$ 7,051	$ 7,226
Cash equivalents	3,250	39	34
Total cash and cash equivalents	$ 6,409	$ 7,090	$ 7,260